Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Under the Amended and Restated 2011 Stock Incentive Plan approved by stockholders, we are authorized to grant 17.3 million restricted stock units and performance stock units of our common stock as incentive stock awards. At December 31, 2019, 1.9 million shares were available for future issuance under the Amended and Restated 2011 Stock Incentive Plan.
Restricted Stock Units—We incur stock-based compensation expense in connection with restricted stock units awarded to certain employees of Ashford LLC and its affiliates. We also issue common stock to certain of our independent directors, which vests immediately upon issuance.
At December 31, 2019, the unamortized cost of the unvested restricted stock units was $7.9 million which will be amortized over a period of 2.2 years with a weighted average period of 1.6 years.
The following table summarizes the stock-based compensation expense (in thousands):

	Year Ended December 31,
Line Item	2019	2018	2017
Advisory services fee	$6,268	$6,698	$4,774
Management fees	768	1,159	645
Corporate, general and administrative - Premier	350	—	—
Corporate, general and administrative - independent directors	90	—	90
	$7,476	$7,857	$5,509

During the year ended December 31, 2018, approximately $1.5 million of the compensation expense was related to the accelerated vesting of equity awards granted to one of our executive officers upon his death, in accordance with the terms of the awards.
A summary of our restricted stock unit activity is as follows (shares in thousands):

	Year Ended December 31,
	2019		2018		2017
	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant
Outstanding at beginning of year	1,713	$6.56	2,085	$7.03	1,627	$8.30
Restricted shares granted	1,340	5.36	907	6.64	1,272	6.46
Restricted shares vested	(863)	6.50	(1,230)	7.41	(759)	8.82
Restricted shares forfeited	(62)	5.82	(49)	6.41	(55)	6.73
Outstanding at end of year	2,128	$5.86	1,713	$6.56	2,085	$7.03

Performance Stock Units—The compensation committee of the board of directors of the Company may authorize the issuance of PSUs, which have a cliff vesting period of three years, to certain executive officers and directors from time to time. The award agreements provide for the grant of a target number of PSUs that will be settled in shares of common stock of the Company, if, when and to the extent the applicable vesting criteria have been achieved following the end of the performance and service period. The number of PSUs actually earned may range from 0% to 200% of target based on achievement of specified absolute and relative total stockholder returns based on the formulas determined by the Company's Compensation Committee on the grant date. The performance criteria for the PSUs are based on market conditions under the relevant literature, and the PSUs were granted to non-employees. During the year ended December 31, 2018, 248,000 PSUs were canceled due to the market condition criteria not being met. Upon the adoption of ASU 2018-07, in the third quarter of 2018, the corresponding compensation cost is recognized ratably over the service period for the award as the service is rendered, based on the grant date fair value of the award, regardless of the actual outcome of the market condition as opposed to being accounted for at fair value based on the market price of the shares at each quarterly measurement date.
The following table summarizes the compensation expense (in thousands):

	Year Ended December 31,
Line Item	2019	2018	2017
Advisory services fee	$4,937	$8,241	$1,718

During the year ended December 31, 2018, approximately $3.0 million of the compensation expense was related to the accelerated vesting of PSUs granted to one of our executive officers upon his death, in accordance with the terms of the awards.
The unamortized cost of PSUs, which was $6.7 million at December 31, 2019, will be expensed over a period of approximately 2.0 years with a weighted average period of 1.4 years.
A summary of our PSU activity is as follows (shares in thousands):

	Year Ended December 31,
	2019		2018		2017
	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant
Outstanding at beginning of year	775	$6.31	820	$6.07	336	$6.38
PSUs granted	809	5.36	526	6.64	484	5.85
PSUs vested	—	—	(323)	6.19	—	—
PSUs canceled	—	—	(248)	6.38	—	—
Outstanding at end of year	1,584	$5.82	775	$6.31	820	$6.07